Note 15 - Commitments - Outstanding Commitments and Contingent Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Commitments	$ 235,038	$ 163,062
Commitments to Extend Credit [Member]
Commitments	234,023	161,646
Financial Standby Letter of Credit [Member]
Commitments	$ 1,015	$ 1,416